Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related party transactions and balances
9	Related party transactions and balances

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2022, 2021 and 2020:

Name of related parties	Relationship with the Company
Jinjiang Xingminqi Accounting Vocational Training School (“Jinjiang School”)	A company controlled by the Company’s controlling shareholder
Quanzhou City Lichen Accounting Vocational Training School (“Quanzhou School”)	A company controlled by the Company’s controlling shareholder
Mr. Ya Li	Chief Executive Officer, Chairman of the Board

i)	Significant transactions with related parties were as follows:

	2022	2021	2020
Provision of marketing, operation and technical support services to Jinjiang School	$67	$70	$70
Provision of marketing, operation and technical support services to Quanzhou School	126	132	130
Processing of academic education applications to Jinjiang School	183	90	176
Processing of academic education applications to Quanzhou School	234	113	229
Sales of teaching and learning materials to Jinjiang School	71	70	80
Sales of teaching and learning materials to Quanzhou School	62	66	77
Online training to Jinjiang School	37	24	7
Online training to Quanzhou School	35	23	7
Total revenues – related parties	$815	$588	$776

ii)	Significant balances with related parties were as follows:

	2022	2021
	In thousands of USD
Other receivable – related party
Ya Li	$-	$419

Due to the related parties
Quanzhou School	$97	$105
Ya Li	981	-
Jinjiang School	-	1
Total	$1,078	$106

Balances due to Ya Li and Quanzhou School are the result of the normal business transactions stated above. The balance due to Ya Li comprise mainly payments made on behalf such as deferred IPO costs, whereas the balance due to Quanzhou represents amounts received in advance for services to be performed. The balances were all unsecured, non-interest bearing and payable on demand.